Document And Entity Information	May 21, 2024
Document Information [Line Items]
Entity, Registrant Name	Firsthand Technology Value Fund, Inc.
Document, Type	8-K
Document, Period End Date	May 21, 2024
Entity, Incorporation, State or Country Code	MD
Entity, File Number	814-00830
Entity, Tax Identification Number	27-3008946
Entity, Address, Address Line One	150 Almaden Blvd., Suite 1250
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95113
City Area Code	800
Local Phone Number	976-8776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	SVVC
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001495584